Segment information (Tables)	12 Months Ended
Jun. 30, 2019
Segment Information [Abstract]
Schedule of Group's lines of business and a reconciliation between the results from operations as per segment information
	June 30, 2019
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	10,534	56,722	67,256	(65)	2,593	(17)	69,767
Costs	(2,223)	(37,127)	(39,350)	47	(2,697)	-	(42,000)
Gross profit / (loss)	8,311	19,595	27,906	(18)	(104)	(17)	27,767
Net (loss) / gain from fair value adjustment of investment properties	(27,713)	3,416	(24,297)	587	-	-	(23,710)
General and administrative expenses	(1,870)	(5,886)	(7,756)	11	-	31	(7,714)
Selling expenses	(759)	(7,963)	(8,722)	5	-	-	(8,717)
Other operating results, net	(437)	519	82	131	104	(16)	301
(Loss) / profit from operations	(22,468)	9,681	(12,787)	716	-	(2)	(12,073)
Share of (loss) / profit of associates and joint ventures	(4,220)	43	(4,177)	(712)	-	-	(4,889)
Segment (loss) / profit	(26,688)	9,724	(16,964)	4	-	(2)	(16,962)
Reportable assets	78,058	374,723	452,781	(426)	-	22,279	474,634
Reportable liabilities	-	(322,562)	(322,562)	-	-	(66,253)	(388,815)
Net reportable assets	78,058	52,161	130,219	(426)	-	(43,974)	85,819

	June 30, 2018
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	9,707	46,138	55,845	(78)	3,069	(12)	58,824
Costs	(1,960)	(29,624)	(31,584)	48	(3,110)	-	(34,646)
Gross profit / (loss)	7,747	16,514	24,261	(30)	(41)	(12)	24,178
Net gain from fair value adjustment of investment properties	14,145	3,575	17,720	(739)	-	-	16,981
General and administrative expenses	(1,634)	(5,299)	(6,933)	26	-	23	(6,884)
Selling expenses	(788)	(7,506)	(8,294)	11	-	-	(8,283)
Other operating results, net	(29)	1,494	1,465	25	41	(2)	1,529
Profit / (loss) from operations	19,441	8,778	28,219	(707)	-	9	27,521
Share of (loss) of associates and joint ventures	(2,957)	(173)	(3,130)	649	-	-	(2,481)
Segment profit / (loss)	16,484	8,605	25,089	(58)	-	9	25,040
Reportable assets	106,983	394,376	501,359	307	-	25,190	526,856
Reportable liabilities	-	(335,186)	(335,186)	-	-	(72,155)	(407,341)
Net reportable assets	106,983	59,190	166,173	307	-	(46,965)	119,515

	June 30, 2017
	Operations Center in Argentina	Operations Center in Israel	Total	Joint ventures (1)	Expenses and collective promotion funds	Elimination of inter-segment transactions and non-reportable assets / liabilities (2)	Total as per statement of income / statement of financial position
Revenues	9,728	46,762	56,490	(94)	3,287	(14)	59,669
Costs	(2,105)	(29,965)	(32,070)	43	(3,343)	-	(35,370)
Gross profit / (loss)	7,623	16,797	24,420	(51)	(56)	(14)	24,299
Net (loss) / gain from fair value adjustment of investment properties	(4,497)	779	(3,718)	(671)	-	-	(4,389)
General and administrative expenses	(1,510)	(5,583)	(7,093)	10	-	15	(7,068)
Selling expenses	(769)	(8,051)	(8,820)	10	-	4	(8,806)
Other operating results, net	(679)	(8)	(687)	(20)	56	-	(651)
Profit / (loss) from operations	168	3,934	4,102	(722)	-	5	3,385
Share of (loss) / profit of associates and joint ventures	(965)	38	(927)	170	-	-	(757)
Segment (loss) / profit	(797)	3,972	3,175	(552)	-	5	2,628
Reportable assets	93,973	361,249	455,222	(180)	-	15,215	470,257
Reportable liabilities	-	(312,667)	(312,667)	-	-	(59,951)	(372,618)
Net reportable assets	93,973	48,582	142,555	(180)	-	(44,736)	97,639

(1)	Represents the equity value of joint ventures that were proportionately consolidated for information by segment purposes.
(2)	Includes deferred income tax assets, income tax and MPIT credits, trade and other receivables, investment in financial assets, cash and cash equivalents and intangible assets except for rights to receive future units under barter agreements, net of investments in associates with negative equity which are included in provisions in the amount of Ps. 6,058, Ps. 3,815 and Ps. 112, as of June 30, 2019, 2018 and 2017, respectively.

Schedule of lines of business of groups operations center

	June 30, 2019
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	5,976	1,566	783	2,066	10	-	133	10,534
Costs	(543)	(92)	(368)	(1,110)	(4)	-	(106)	(2,223)
Gross profit	5,433	1,474	415	956	6	-	27	8,311
Net (loss) / gain from fair value adjustment of investment properties	(28,394)	443	496	-	4	-	(262)	(27,713)
General and administrative expenses	(661)	(148)	(182)	(344)	(93)	(363)	(79)	(1,870)
Selling expenses	(371)	(69)	(83)	(221)	-	-	(15)	(759)
Other operating results, net	(57)	(23)	(208)	80	(9)	-	(220)	(437)
(Loss) / profit from operations	(24,050)	1,677	438	471	(92)	(363)	(549)	(22,468)
Share of profit of associates and joint ventures	-	-	(26)	-	(2,574)	-	(1,620)	(4,220)
Segment (loss) / profit	(24,050)	1,677	412	471	(2,666)	(363)	(2,169)	(26,688)

Investment properties, trading properties and property, plant and equipment	35,239	22,165	19,422	1,330	189	-	743	79,088
Investment in associates, joint ventures and goodwill	7	40	310	-	(5,053)	-	3,488	(1,208)
Other operating assets	30	1	129	18	-	-	-	178
Operating assets	35,276	22,206	19,861	1,348	(4,864)	-	4,231	78,058

	June 30, 2018
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,822	932	210	1,711	-	-	32	9,707
Costs	(580)	(73)	(104)	(1,168)	-	-	(35)	(1,960)
Gross profit / (loss)	6,242	859	106	543	-	-	(3)	7,747
Net gain from fair value adjustment of investment properties	4,384	4,373	5,134	-	-	-	254	14,145
General and administrative expenses	(597)	(152)	(139)	(341)	(82)	(269)	(54)	(1,634)
Selling expenses	(425)	(100)	(40)	(218)	-	-	(5)	(788)
Other operating results, net	(65)	(16)	97	(28)	(40)	-	23	(29)
Profit / (loss) from operations	9,539	4,964	5,158	(44)	(122)	(269)	215	19,441
Share of profit of associates and joint ventures	-	-	3	-	(3,095)	-	135	(2,957)
Segment profit / (loss)	9,539	4,964	5,161	(44)	(3,217)	(269)	350	16,484

Investment properties, trading properties and property, plant and equipment	63,108	19,994	17,596	1,405	138	-	933	103,174
Investment in associates, joint ventures and goodwill	7	40	312	-	(2,707)	-	5,964	3,616
Other operating assets	40	2	132	19	-	-	-	193
Operating assets	63,155	20,036	18,040	1,424	(2,569)	-	6,897	106,983

	June 30, 2017
	Operations Center in Argentina
	Shopping Malls	Offices	Sales and developments	Hotels	International	Corporate	Others	Total
Revenues	6,991	945	203	1,577	-	-	12	9,728
Costs	(745)	(147)	(103)	(1,102)	-	-	(8)	(2,105)
Gross profit	6,246	798	100	475	-	-	4	7,623
Net (loss) / gain from fair value adjustment of investment properties	(5,883)	1,134	290	-	-	-	(38)	(4,497)
General and administrative expenses	(582)	(157)	(72)	(304)	(89)	(290)	(16)	(1,510)
Selling expenses	(401)	(102)	(42)	(216)	-	-	(8)	(769)
Other operating results, net	(75)	(22)	(72)	2	(528)	-	16	(679)
(Loss) / profit from operations	(695)	1,651	204	(43)	(617)	(290)	(42)	168
Share of profit of associates and joint ventures	-	-	(16)	-	(352)	-	(597)	(965)
Segment (loss) / profit	(695)	1,651	188	(43)	(969)	(290)	(639)	(797)

Investment properties, trading properties and properties plant and equipment	58,085	14,965	11,517	1,496	-	-	497	86,560
Investment in associates, joint ventures and goodwill	7	42	225	-	1,293	-	5,682	7,249
Other operating assets	47	2	95	20	-	-	-	164
Operating assets	58,139	15,009	11,837	1,516	1,293	-	6,179	93,973

	June 30, 2019
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	15,340	-	40,236	-	-	1,146	56,722
Costs	(6,828)	-	(29,683)	-	-	(616)	(37,127)
Gross profit	8,512	-	10,553	-	-	530	19,595
Net gain from fair value adjustment of investment properties	3,416	-	-	-	-	-	3,416
General and administrative expenses	(762)	-	(3,344)	-	(740)	(1,040)	(5,886)
Selling expenses	(270)	-	(7,390)	-	-	(303)	(7,963)
Other operating results, net	-	-	278	-	-	241	519
Profit / (loss) from operations	10,896	-	97	-	(740)	(572)	9,681
Share of profit / (loss) of associates and joint ventures	174	502	-	-	-	(633)	43
Segment profit / (loss)	11,070	502	97	-	(740)	(1,205)	9,724

Operating assets	212,300	16,102	76,531	15,839	29,062	24,889	374,723
Operating liabilities	(164,811)	-	(59,333)	-	(88,569)	(9,849)	(322,562)
Operating assets (liabilities), net	47,489	16,102	17,198	15,839	(59,507)	15,040	52,161

	June 30, 2018
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,763	-	34,330	-	-	1,045	46,138
Costs	(4,451)	-	(24,621)	-	-	(552)	(29,624)
Gross profit	6,312	-	9,709	-	-	493	16,514
Net gain from fair value adjustment of investment properties	3,575	-	-	-	-	-	3,575
General and administrative expenses	(644)	-	(3,214)	-	(597)	(844)	(5,299)
Selling expenses	(202)	-	(7,038)	-	-	(266)	(7,506)
Other operating results, net	179	-	540	-	798	(23)	1,494
Profit / (loss) from operations	9,220	-	(3)	-	201	(640)	8,778
Share of profit / (loss) of associates and joint ventures	233	-	-	-	-	(406)	(173)
Segment profit / (loss)	9,453	-	(3)	-	201	(1,046)	8,605

Operating assets	208,525	20,696	77,471	19,064	33,187	35,433	394,376
Operating liabilities	(162,110)	-	(60,369)	-	(108,847)	(3,860)	(335,186)
Operating assets (liabilities), net	46,415	20,696	17,102	19,064	(75,660)	31,573	59,190

	June 30, 2017
	Operations Center in Israel
	Real Estate	Supermarkets	Telecommunications	Insurance	Corporate	Others	Total
Revenues	10,480	-	35,062	-	-	1,220	46,762
Costs	(4,971)	-	(24,536)	-	-	(458)	(29,965)
Gross profit	5,509	-	10,526	-	-	762	16,797
Net gain from fair value adjustment of investment properties	779	-	-	-	-	-	779
General and administrative expenses	(636)	-	(3,499)	-	(836)	(612)	(5,583)
Selling expenses	(199)	-	(7,491)	-	-	(361)	(8,051)
Other operating results, net	70	-	238	-	(105)	(211)	(8)
Profit / (loss) from operations	5,523	-	(226)	-	(941)	(422)	3,934
Share of profit / (loss) of associates and joint ventures	66	-	-	-	-	(28)	38
Segment profit / (loss)	5,589	-	(226)	-	(941)	(450)	3,972

Operating assets	142,054	64,914	54,722	17,243	28,083	54,233	361,249
Operating liabilities	(115,624)	(52,904)	(45,163)	-	(67,154)	(31,822)	(312,667)
Operating assets (liabilities), net	26,430	12,010	9,559	17,243	(39,071)	22,411	48,582